Income Taxes (Details) - Schedule of income tax benefit ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Schedule of income tax benefit [Abstract]
Current tax expense	¥ 1,524		¥ 1,527	¥ 3,748		¥ 5,756	¥ 2,134
Deferred tax benefit	(442)		(442)	(884)	$ (135)	(884)	(47)
Total	¥ 1,082	$ 168	¥ 1,085	¥ 2,864	$ 439	¥ 4,872	¥ 2,087